Investment Securities - Debt Securities Based on Securities Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment Securities [Abstract]
Amortized Cost	$ 4,339	$ 5,365
Fair Value	4,389	5,306
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Investment Securities [Abstract]
Securities, Amortized Cost	4,339
Securities, Fair Value	4,389
Amortized Cost	4,339	5,365
Fair Value	$ 4,389	$ 5,306